Disposal group held for sale and Discontinued operations - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 07, 2024	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Issued capital			$ 3,341,760	$ 3,433,778
Certej Project
Disclosure of analysis of single amount of discontinued operations [line items]
Royalty percentage	1.50%
ROMANIA
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows generated from (used in) operating activities			(400)	(400)
Certej Project | Disposal group held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Cash deposit received	$ 500
Issued capital	4,000
Deferred cash consideration	25,500
Deferred cash consideration payable	3,500
Disposal group, sale of asset, amount payable to company	10,000
Certej Project | Disposal group held for sale | First Anniversary
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal group, sale of asset, amount payable to company	$ 12,000
Certej Project | ROMANIA
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of property and equipment		$ 2,900	$ 2,896	$ 8,687